UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series (formerly DWS Allocation Series)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS LifeCompass 2030 Fund

(formerly DWS Growth Plus Allocation Fund)

	Shares	Value ($)

Equity Funds 90.7%
DWS Blue Chip Fund "Institutional"	53,632	1,191,709
DWS Commodity Securities Fund "Institutional"	29,599	438,063
DWS Communications Fund "Institutional"	10,424	261,224
DWS Disciplined Long/Short Value Fund "Institutional"	140,208	1,416,106
DWS Dreman Concentrated Value Fund "Institutional"	20,121	247,692
DWS Dreman High Return Equity Fund "Institutional"	8,716	438,834
DWS Dreman Mid Cap Value Fund "Institutional"	60,131	760,659
DWS Dreman Small Cap Value Fund "Institutional"	6,509	257,935
DWS Emerging Markets Equity Fund "S"	14,550	431,553
DWS Equity 500 Index Fund "Institutional"	70,844	11,916,656
DWS Equity Partners Fund "Institutional"	64,048	1,938,748

DWS Europe Equity Fund "Institutional"	74,191	3,084,110
DWS Global Thematic Fund "S"	10,609	384,161
DWS Gold & Precious Metals Fund "S"	8,281	208,758
DWS Growth & Income Fund "Institutional"	87,275	1,955,825
DWS Health Care Fund "Institutional"	27,939	810,523
DWS International Fund "Institutional"	11,364	817,283
DWS International Select Equity Fund "Institutional"	95,062	1,297,601
DWS International Value Opportunities Fund "Institutional"	77,060	1,026,443
DWS Japan Equity Fund "S"	3,045	44,615
DWS Large Cap Value Fund "Institutional"	176,337	4,330,844
DWS Large Company Growth Fund "Institutional"	62,395	1,913,020
DWS Micro Cap Fund "Institutional"	4,911	95,510
DWS Mid Cap Growth Fund "Institutional"	5,714	106,501
DWS RREEF Global Real Estate Securities Fund "Institutional"	20,649	240,350
DWS RREEF Real Estate Securities Fund "Institutional"	8,598	201,368
DWS Small Cap Core Fund "S"	100,755	2,103,772
DWS Small Cap Growth Fund "Institutional"	14,896	367,641
DWS Small Cap Value Fund "S"	37,990	778,038
DWS Technology Fund "Institutional"	68,269	936,649

Total Equity Funds (Cost $37,437,206)		40,002,191
Fixed Income – Bond Funds 8.6%
DWS Core Fixed Income Fund "Institutional"	313,816	3,373,523
DWS Inflation Protected Plus Fund "Institutional"	41,609	432,318

Total Fixed Income – Bond Funds (Cost $3,786,460)		3,805,841
Fixed Income - Money Market Funds 0.6%
Cash Management QP Trust	261,362	261,362
DWS Money Market Prime Series	7,710	7,710
DWS Money Market Series "Institutional"	6,614	6,614

Total Fixed Income - Money Market Funds (Cost $275,686)		275,686
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,499,352)	99.9	44,083,718
Other Assets and Liabilities, Net	0.1	33,596

Net Assets	100.0	44,117,314

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008